Supplement Dated October 9, 2012
To The Prospectus Dated September 10, 2012 For

PERSPECTIVE II®
PERSPECTIVESM L SERIES (“L Series”)
PERSPECTIVE ADVISORS IISM (“Advisors II”)
PERSPECTIVE REWARDS® (“Rewards”)

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-888-965-6569; www.jackson.com.

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1.	Effective October 15, 2012, the following joint option Guaranteed Minimum Withdrawal Benefits (GMWBs) are currently no longer available for election under the Contracts:

•	LifeGuard Freedom 6 Net with Joint Option GMWB.
•	LifeGuard Freedom Flex with Joint Option GMWB.

This change applies both to elections of these GMWBs at issue by new purchasers and elections of these GMWBs after issue by existing owners. If you currently own these benefits, this change does not affect your benefit or the guarantees associated with your benefit.

2.
Effective October 15, 2012, the optional Contract Enhancements are currently no longer available for election under the Contracts. This includes all versions of the Contract Enhancements including the 2%, 3%, and 4% Contract Enhancement options. If you currently own one of these Contract Enhancement options, your benefit is not affected by this change. Optional Contract Enhancements were not available under Perspective Rewards.

3.	Effective October 15, 2012, Perspective Advisors II and Perspective Rewards Contracts are not currently being offered to new purchasers.

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(To be used with JMV9476LNY 09/12)                                                                                                                                                                                                                                  NMV9935NY 10/12